Cash and cash equivalents (Tables)	12 Months Ended
Mar. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

	2019	2018
	€m	€m
Cash at bank and in hand	2,434	2,197
Repurchase agreements and bank deposits	2,196	—
Money market funds[1]	9,007	2,477
Cash and cash equivalents as presented in the statement of financial position	13,637	4,674
Bank overdrafts	(32)	(7)
Cash and cash equivalents of discontinued operations	—	727
Cash and cash equivalents as presented in the statement of cash flows	13,605	5,394

Note:

1	Items are measured at fair value and the valuation basis is level 1 classification, which comprises financial instruments where fair value is determined by unadjusted quoted prices in active markets.